Management’s Liquidity Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Management’s Liquidity Plans [Abstract]
MANAGEMENT'S LIQUIDITY PLANS

2.	MANAGEMENT'S LIQUIDITY PLANS

On August 27, 2014, FASB issued ASU 2014-05, Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern, which requires management to assess a company's ability to continue as a going concern within one year from financial statement issuance and to provide related footnote disclosures in certain circumstances.

The accompanying unaudited consolidated financial statements and notes have been prepared assuming the Company will continue as a going concern. For the six months ended June 30, 2019, the Company incurred a net loss of $1,049,360, generated negative cash flow from operations, has an accumulated deficit of $39,521,450 and working capital of $1,207,968.

For the year ended December 31, 2017, the Company disclosed that its ability to continue as a going concern was predicated on the Company's ability to create and market innovative products, raise capital, reduce debt or renegotiate terms, and to sustain adequate working capital to finance its operations. During 2018, the Company met or exceeded those predications. In 2018, the Company made a strategic decision to focus on its aerostats, WASP and WASP Lite, and opportunities for those products with military and government customers, resulting in an order valued in excess of $3.7 million which was announced in December 2018 and expected to be delivered by the end of 2019. In December 2018 and January 2019, the Company raised over $4,000,000 through stock sales which will provide ample working capital to produce WASP systems. In December 2018, the holders of $5,000,000 in convertible notes exercised their rights to convert to equity, leaving only $2,000,000 in bank debt on the books. As of June 30, 2019, the Company has $1,207,968 in positive working capital, an improvement of almost $1,000,000 over the working capital balance at the end of 2018.

The focus on opportunities for aerostats, the settlement of debt obligations, the funds generated from stock sales and other initiatives contributing to additional working capital should avoid any substantial doubt about the Company's ability to continue as a going concern as defined by ASU 2014-05. We believe that the actions discussed above mitigate the substantial doubt raised by our recent operating losses and satisfy our estimated liquidity needs twelve months from the issuance of the financial statements. However, we cannot predict, with certainty, the outcome of our actions to generate liquidity and the failure to do so could negatively impact our future operations.

2.	MANAGEMENT'S LIQUIDITY PLANS

On August 27, 2014, FASB issued ASU 2014-05, Disclosure of Uncertainties about an Entity's ability to Continue as a Going Concern, which requires management to assess a company's ability to continue as a going concern within one year from financial statement issuance and to provide related footnote disclosures in certain circumstances.

The accompanying consolidated financial statements and notes have been prepared assuming the Company will continue as a going concern. For the year ended December 31, 2018, the Company incurred a net loss of $8,475,313, generated negative cash flow from operations, has an accumulated deficit of $38,472,090 and working capital of $212,879.

For the year ended December 31, 2017, the Company disclosed that its ability to continue as a going concern was predicated on the Company's ability to create and market innovative products, raise capital, reduce debt or renegotiate terms, and to sustain adequate working capital to finance its operations. During 2018, the Company met or exceeded those predications. In 2018, the Company made a strategic decision to focus on its aerostats, WASP and WASP Lite, and opportunities for those products with military and government customers, resulting in an order valued in excess of $3.8 million which was received in December 2018 and expected to be delivered by the end of 2019. In December 2018 and January 2019, the Company raised over $4,000,000 through stock sales which will provide ample working capital to produce WASP systems. In December 2018, the holders of $5,000,000 in convertible notes exercised their rights to convert to equity leaving only $2,000,000 in bank debt on the books. As of March 1, 2019, the Company has approximately $1,500,000 in positive working capital, an improvement of more than $2,000,000 over the negative working capital balance at the end of 2017.

The focus on opportunities for aerostats, the settlement of debt obligations, the funds generated from stock sales and other initiatives contributing to additional working capital should avoid any substantial doubt about the Company's ability to continue as a going concern as defined by ASU 2014-05. We believe that the actions discussed above mitigate the substantial doubt raised by our recent operating losses and satisfy our estimated liquidity needs twelve months from the issuance of the financial statements. However, we cannot predict, with certainty, the outcome of our actions to generate liquidity and the failure to do so could negatively impact our future operations.